Commitments and contingencies	9 Months Ended
Sep. 30, 2019
Commitments and contingencies
Commitments and contingencies

14. Commitments and contingencies

Contractual commitments

As of September 30, 2019, the Partnership has no material commitments for capital expenditures.

Claims and Contingencies

Joint ventures claims and accruals

Under the Neptune and the Cape Ann time charters, the joint ventures undertake to ensure that the vessel always meets specified performance standards during the term of the time charters. The performance standards include the vessel not exceeding a maximum average daily boil-off of LNG, subject to certain contractual exclusions, as specified in the time charter. Pursuant to the charters, the hire rate is subject to deduction by the charterer of, among other things, sums due in respect of the joint ventures’ failure to satisfy the specified performance standards during the period. The charterer requested that the joint ventures calculate and present the boil-off since the beginning of the charters, compared with maximum average daily boil-off allowed under the time charter. The charters for the Neptune and Cape Ann started in 2009 and 2010, respectively. On September 8, 2017, the charterer notified the joint ventures that it was formally making a claim for compensation in accordance with the provisions of the charters for a stated quantity of LNG exceeding the maximum average daily boil-off since the beginning for the charters. The claim asserted a gross amount of compensation of $58 million for the excess boil-off volume but the claim recognized that the calculations for the amount required adjustment for allowable exclusions under the charters. Accruals are recorded for loss contingencies or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. As of September 30, 2017, the joint ventures determined the liability associated with the boil-off claim was probable and could be reasonably estimated resulting in a total accrual of $23.7 million which was recorded as a reduction of time charter revenues in the third quarter of 2017. The Partnership's 50% share of the accrual was approximately $11.9 million, which remained unchanged as of December 31, 2017. The charterer and the joint ventures referred the claim to arbitration. The charterer's claim as submitted in the arbitration request was for a gross amount of $52 million, covering a shorter time period for the time period for the first performance period as defined in the time charters, as well as interest and expenses. The charterer reserved its right to make a further claim with respect to subsequent performance periods. Subsequently, the charterer and the joint ventures asked the arbitration tribunal for a partial determination on certain key contractual interpretations and the proceedings commenced in November 2018.

In March 2019, the tribunal's determination was received. The determination did not cover all the questions of contractual interpretation on which there is disagreement between the parties. Apart from one issue, the tribunal's conclusions on the contractual interpretations were unambiguous. For the remaining issue related to the calculation of a deduction from the gross claim, the tribunal did not specify how the deduction should be determined. As a result, there remains significant uncertainty in the evaluation of the potential outcome of the boil-off claim. Based on the tribunal's determination, the joint ventures updated their estimates to cover the period from the start of the time charters to December 31, 2018 and alternative interpretations of the tribunal's determination for the deduction to the gross claim and the other disputed contractual provisions. Accordingly, the range of estimates was not directly comparable to the $52 million gross claim initially raised by the charterer through the end of the defined performance period. Based upon the additional information from the tribunal's determination and updated estimates of the potential range of the liability, the joint ventures concluded the existing accrual of $23.7 million continued to represent their best estimate of the probable liability as of December 31, 2018. Accordingly, the accrual was unchanged as of December 31, 2018.

On June 14, 2019, the charterer served an updated claim submission for approximately $54 million to the tribunal, incorporating claims for the second performance period and certain other claims. The owners do not agree with the charterer's claims or its interpretation of the deduction to the gross claim in accordance with the tribunal's determination. As a result, the owners are developing a response to the updated claim submission. In addition, the charterer and the owners continue discussions with the objective of reaching a negotiated solution.

Depending on interpretations of the deduction to the gross claim and the other disputed contractual provisions and based on additional information available for the period ended September 30, 2019, the joint ventures estimate that their aggregate liability associated with the boil-off claim could range between $15 million to $35 million, of which the Partnership's share would be 50%. As of September 30, 2019,  there were no significant changes to the estimates of the potential range of the liability compared with June 30, 2019 and the accrual continues to be the best estimate within the range. Accordingly, the accrual was unchanged as of September 30, 2019. The Partnership’s 50% share of the accrual remains at approximately $11.9 million as of September 30, 2019. Refer to notes 7 and 10. Given the on-going discussions of the parties, the claim is expected to be settled through a negotiated solution between the parties. However, it is also possible that the claim could ultimately be settled through further arbitration.

The joint ventures will continue to monitor this issue and adjust accruals, as might be required, based upon additional information and further developments. Höegh LNG and the other major owner guarantee the performance and payment obligations of the joint ventures under the time charters. The guarantees are joint and several for the performance obligations and several for the payment obligations. Depending on the amount and timing of the potential settlement and whether such settlement is funded by the performance guarantees by Höegh LNG and the other major owner or by the joint ventures, a settlement of the claim for boil-off with the charterer could have a material adverse effect on the joint ventures’ financial condition and results of operations. As a precaution, the joint ventures suspended payments on their shareholder loans as of September 30, 2017 pending the outcome of the boil-off claim. Refer to note 7.

To the extent that an excess boil-off claim results in a settlement, the Partnership would be indemnified by Höegh LNG for its share of the cash impact of any settlement. Refer to note 11. The ultimate outcome of the boil-off claim, on an isolated basis, is not expected to have a material adverse effect on the Partnership’s financial position. However, other concessions, if any, would not be expected to be indemnified. In addition, the joint ventures expect to incur costs for certain capital improvements or maintenance to address boil-off issues and other maintenance requirements that will not be reimbursed by the charterer or Höegh LNG for which the Partnership’s 50% share was approximately $0.3 million for the nine months ended September 30, 2019 and is expected to be approximately $1.0 million for the year ended December 31, 2021. Furthermore, the suspension of the payments of the shareholder loans reduces cash flows available to the Partnership. In addition, the increase in the accruals for, or the resolution of, the excess boil-off claim may have a material adverse effect on the Partnership’s results of operations for that period.

No indemnification claims were filed for the three or nine months ended September 30, 2019. For the year ended December 31, 2018 the Partnership filed claims for expenses incurred of $0.3 million and received indemnification payments of $0.3 million from Höegh LNG.

Indonesian corporate income tax  and property tax

Based upon the Partnership’s experience in Indonesia, tax regulations, guidance and interpretation in Indonesia may not always be clear and may be subject to alternative interpretations or changes in interpretations over time. The Partnership’s Indonesian subsidiary is subject to examination by the Indonesian tax authorities for corporate income tax for up to five years following the completion of a fiscal year. The examinations may lead to ordinary course adjustments or proposed adjustments to the subsidiary’s income taxes with respect to years under examination. In December 2018, the examination for the years 2013 and 2014 was completed resulting in the settlement of approximately $0.9 million related to uncertain tax positions. Future examinations may or may not result in changes to the Partnership’s provisions on tax filings from 2015 through 2018. As of September 30, 2019 and December 31, 2018, the unrecognized tax benefits for uncertain tax positions were $2.2 million and $1.7 million, respectively.

In the third quarter of 2019, the Partnership's Indonesian subsidiary was notified of an examination for property taxes by the Indonesian tax authorities. The Partnership's position is that its vessel is not subject to property tax. However, should the property tax be assessed for the period from 2015-2019, the property tax and penalties would be required to be paid pending an appeal process. The exposure for the five year period is estimated to be up to approximately $4 million in aggregate.

PGN LNG claims including delay liquidated damages

The Partnership was indemnified by Höegh LNG for i) any hire rate payments not received under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the acceptance date of the PGN FSRU Lampung and ii) non-budgeted expenses (including warranty costs associated with repairs of the Mooring) incurred in connection with the PGN FSRU Lampung project prior to the date of acceptance, and for iii) certain subsequently incurred non-budgeted costs and expenses.

No indemnification claims were filed or received for the three and nine months ended September 30, 2019, respectively. The Partnership received payments for filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax and other non-budgeted expenses) of approximately $0.9 million for the  year ended December 31, 2018, which were recorded as a contribution to equity. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer.

In the first quarter of 2019, insurance proceeds of approximately $0.06 million were received related to repairs under the warranty for the Mooring. The Partnership had been indemnified by Höegh LNG for all warranty provisions at the time the costs were incurred, and the Partnership refunded the amount recovered by insurance to Höegh LNG in the second quarter of 2019. For the year ended December 31, 2018, the Partnership refunded to Höegh LNG approximately $2.4 million related to insurance proceeds received related to the warranty provision and costs for previous years determined to be reimbursable by the charterer. Refer to note 11.

Höegh Gallant claims and indemnification

The Partnership is indemnified by Höegh LNG for losses incurred in connection with the commencement of services under the Höegh Gallant time charter (including technical issues).

No indemnification claims were filed or received for the three or nine months ended September 30, 2019, respectively.

For the year ended December 31, 2018, the Partnership filed claims of $0.5 million for indemnification of losses incurred in connection with the time charter. An indemnification payment of $0.5 million received from Höegh LNG for the year ended December 31, 2018, was recorded as a contribution to equity. Refer to note 11.